Depreciation, Amortization and Impairment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Depreciation, Amortization and Impairment [Abstract]
Schedule of depreciation and amortization
	2018	2019	2020
	MCh$	MCh$	MCh$
Depreciation and amortization
Depreciation of property and equipment (Note No.15(b) and Note No. 16)	27,185	29,194	29,845
Depreciation of rights over leased assets (Note No. 15(d))	—	28,472	27,647
Amortization of intangibles assets (Note No.14(b))	10,496	12,875	15,865
Total	37,681	70,541	73,357

Schedule of impairment loss
	2018	2019	2020
	MCh$	MCh$	MCh$
Impairment loss
Impairment loss on property and equipment (Note No.15(b))	334	2,018	1,031
Impairment loss on intangibles assets (Note No.14(b))	—	350	629
Impairment of rights over leased assets (Note No. 15(d))	—	187	1
Total	334	2,555	1,661